Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current federal tax expense
Federal	$ 479,000	$ 0
State	0	0
Deferred tax (benefit)
Federal	(479,000)	0
State	0	0
Total	$ 0	$ 0